Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Jul. 31, 2022	Oct. 31, 2021
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	$ 141,986	$ 139,240
Investment securities	156,809	145,484
Residential mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	12,168	13,124
Investment securities	14,571	13,542
Commercial mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	0	0
Investment securities	$ 2,866	$ 2,592